Property, plant and equipment	12 Months Ended
Sep. 30, 2023
Property, plant and equipment
Property, plant and equipment

10.    Property, plant and equipment

	Computer	Office	Furniture &
	equipment	equipment	fittings	Total
	$'000	$'000	$'000	$'000
Cost
At 1 October 2020	32	—	—	32
Additions	223	—	—	223
Foreign exchange on translation	1	—	—	1
At 30 September 2021	256	—	—	256
At 1 October 2021	256	—	—	256
Additions	1,810	25	581	2,416
Foreign exchange on translation	(47)	(2)	(32)	(81)
At 30 September 2022	2,019	23	549	2,591
At 1 October 2022	2,019	23	549	2,591
Additions	407	74	231	713
Disposals	(55)	—	—	(55)
Foreign exchange on translation	22	—	(11)	11
At 30 September 2023	2,393	97	769	3,260
Depreciation
At 1 October 2020	(5)	—	—	(5)
Charge	(53)	—	—	(53)
Foreign exchange on translation	1	—	—	1
At 30 September 2021	(57)	—	—	(57)
At 1 October 2021	(57)	—	—	(57)
Charge	(327)	(2)	(39)	(368)
Foreign exchange on translation	37	—	3	40
At 30 September 2022	(347)	(2)	(36)	(385)
At 1 October 2022	(347)	(2)	(36)	(385)
Charge	(732)	(18)	(133)	(882)
Disposals	18	—	—	18
Foreign exchange on translation	(42)	—	(4)	(47)
At 30 September 2023	(1,103)	(20)	(173)	(1,296)
Net Book Value
At 30 September 2023	1,290	77	596	1,963
At 30 September 2022	1,672	21	513	2,206
At 30 September 2021	199	—	—	199